related party transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) EquityInstruments	Dec. 31, 2018 CAD ($) EquityInstruments
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	$ 6	$ 6
Transactions with real estate joint ventures
Lease liabilities	1,661
Key management personnel
Transactions with key management personnel
Short-term benefits	12	12
Post-employment pension and other benefits	4	8
Share-based compensation	37	44
Total	53	64
Liability amounts accrued for share-based compensation awards to key management personnel
Restricted share units	25	41
Deferred share units	23	21
Total	$ 48	$ 62
Annual cash bonus as a percentage of base salary upon termination without cause	50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments	18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments	24 months
Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments	474,704	608,849
Notional value Awarded in period	$ 23	$ 28
Grant-date fair value Awarded in period	15	36
Directors’ Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out	$ 4	6
TELUS Sky
Transactions with real estate joint ventures
Lease liabilities		$ 77